Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Cash flows from operating activities:
Net income before tax	$ 4,806,596	$ 160,702	$ 2,117,920	$ 7,671,710
Adjustments to reconcile net income before tax to net cash provided by operating activities:
Depreciation	47,172,881	1,577,161	49,948,589	50,965,120
Amortization	2,216,654	74,111	2,100,130	2,133,726
Expected credit losses	627,159	20,968	409,237	0
Bad debt reversal	0	0	0	(1,752)
Net (gain) loss of financial assets and liabilities at fair value through profit or loss	(1,279,931)	(42,793)	1,167,735	(598,270)
Interest expense	2,933,815	98,088	2,768,672	2,406,872
Interest income	(994,061)	(33,235)	(789,001)	(353,159)
Dividend income	(711,614)	(23,792)	(602,375)	(522,428)
Share-based payment	366,186	12,243	695,669	0
Share of (profit) loss of associates and joint ventures	(115,329)	(3,856)	616,665	(157,837)
Gain on disposal of property, plant and equipment	(43,036)	(1,439)	(136,743)	(82,397)
Gain on disposal of other assets	0	0	0	(6,601)
Loss (gain) on disposal of investments	16,293	545	19,286	(1,269,369)
Impairment loss on financial assets	0	0	0	950,335
Impairment loss on non-financial assets	118,134	3,950	46,225	0
Exchange (gain) loss on financial assets and liabilities	206,612	6,907	1,217,590	(2,432,098)
Bargain purchase gain in acquisition of additional shares of equity investees	0	0	0	(5,130)
Bargain purchase gain	(171,585)	(5,736)	0	0
Amortization of deferred government grants	(4,062,148)	(135,812)	(3,885,722)	(1,469,616)
Income and expense adjustments	46,280,030	1,547,310	53,575,957	49,557,396
Changes in operating assets and liabilities:
Financial assets and liabilities at fair value through profit or loss	(594,847)	(19,888)	789,666	520,335
Contract assets	(126,340)	(4,224)	(357,515)	0
Notes receivable and accounts receivable	439,400	14,691	(1,382,668)	1,587,562
Other receivables	67,347	2,251	618,317	(261,834)
Inventories	(1,370,249)	(45,812)	(46,497)	(1,565,132)
Other current assets	5,769,041	192,880	743,519	(4,397,764)
Contract fulfillment costs	8,054	269	(448,933)	0
Contract liabilities	69,329	2,318	(3,020,517)	0
Notes and accounts payable	(739,066)	(24,710)	257,044	(185,907)
Other payables	511,244	17,092	(332,290)	727,300
Other current liabilities	796,243	26,621	215,062	1,803,309
Net defined benefit liabilities	(35,398)	(1,183)	(26,405)	(14,562)
Other noncurrent liabilities	(3,240)	(108)	0	(209,250)
Cash generated from operations	55,878,144	1,868,209	52,702,660	55,233,163
Interest received	973,241	32,539	666,774	329,194
Dividend received	818,691	27,372	782,157	584,612
Interest paid	(2,147,320)	(71,793)	(2,221,301)	(1,905,718)
Income tax paid	(618,608)	(20,682)	(995,314)	(1,766,856)
Net cash provided by operating activities	54,904,148	1,835,645	50,934,976	52,474,395
Cash flows from investing activities:
Acquisition of financial assets at fair value through profit or loss	(354,249)	(11,844)	(593,563)	(138,022)
Proceeds from disposal of financial assets at fair value through profit or loss	229,553	7,675	1,061	18,789
Proceeds from disposal of equity instruments investments measured at fair value through other comprehensive income or loss	44,466	1,487	0	0
Acquisition of available-for-sale financial assets	0	0	0	(998,216)
Proceeds from disposal of available-for-sale financial assets	0	0	0	2,159,636
Acquisition of financial assets measured at cost	0	0	0	(14,419)
Proceeds from disposal of financial assets measured at cost	0	0	0	361
Acquisition of investments accounted for under the equity method	(730,000)	(24,407)	(840,000)	(204,280)
Proceeds from disposal of investments accounted for under the equity method	5,970	200	0	0
Increase in prepayment for investments	(17,974)	(601)	0	(17,200)
Proceeds from capital reduction and liquidation of investments	32,214	1,077	61,800	2,101,791
Acquisition of subsidiary (net of cash acquired)	(12,800,981)	(427,983)	0	0
Disposal of subsidiary	32,017	1,070	(9,813)	0
Derecognition of hedging financial assets and liabilities	0	0	(2,572)	0
Acquisition of property, plant and equipment	(16,518,483)	(552,273)	(19,590,075)	(44,236,276)
Proceeds from disposal of property, plant and equipment	45,042	1,506	200,991	119,613
Increase in refundable deposits	(257,909)	(8,623)	(1,674,984)	(109,627)
Decrease in refundable deposits	441,013	14,745	691,807	424,706
Acquisition of intangible assets	(2,443,593)	(81,698)	(838,675)	(1,283,938)
Government grants related to assets acquisition	617,685	20,651	7,129,770	6,755,920
Increase in other noncurrent assets	(15,074)	(504)	(36,440)	(30,294)
Decrease in other noncurrent assets	8,786	294	1,090	35,864
Net cash used in investing activities	(31,681,517)	(1,059,228)	(15,499,603)	(35,415,592)
Cash flows from financing activities:
Increase in short-term loans	25,732,933	860,345	22,021,005	48,804,321
Decrease in short-term loans	(26,726,656)	(893,569)	(34,309,253)	(42,925,604)
Cash payments for the principal portion of the lease liability	(633,488)	(21,180)	0	0
Proceeds from bonds issued	0	0	0	13,700,000
Bonds issuance costs	0	0	0	(15,785)
Redemption of bonds	(2,500,000)	(83,584)	(7,500,000)	(7,500,000)
Proceeds from long-term loans	11,449,930	382,813	758,500	12,000,708
Repayments of long-term loans	(7,572,939)	(253,191)	(2,638,697)	(7,602,596)
Increase in guarantee deposits	269,415	9,008	213,432	194,555
Decrease in guarantee deposits	(17,146)	(573)	(125,301)	(84,192)
Cash dividends	(6,911,058)	(231,062)	(8,557,684)	(6,103,195)
Treasury stock acquired	(2,972,243)	(99,373)	(6,148,273)	0
Treasury stock sold to employees	0	0	2,204,000	0
Acquisition of non-controlling interests	0	0	0	(1,308,614)
Change in non-controlling interests	3,388	113	597,385	1,994
Others	10,818	362	0	0
Net cash provided by (used in) financing activities	(9,867,046)	(329,891)	(33,484,886)	9,161,592
Effect of exchange rate changes on cash and cash equivalents	(1,524,847)	(50,981)	36,680	(2,124,804)
Net increase in cash and cash equivalents	11,830,738	395,545	1,987,167	24,095,591
Cash and cash equivalents at beginning of year	83,661,739	2,797,116	81,674,572	57,578,981
Cash and cash equivalents at end of year	$ 95,492,477	$ 3,192,661	$ 83,661,739	$ 81,674,572